INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

Note 4—INVENTORIES

	As of December 31,
	2010	2011
	RMB	RMB	US$
Media products	734,008	1,191,011	189,233
General merchandise	154,422	378,499	60,137
Packing materials and others	7,843	13,773	2,188

	896,273	1,583,283	251,558